Investment Properties - Summary of Investment Properties and Information About Fair Value Hierarchy (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 33,982,469	₺ 31,600,158
Level 3 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	109,338	418,373
Level 3 [member] | Fair Value [Member] | Investment properties in Izmir [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	52,110	42,315
Level 3 [member] | Fair Value [Member] | Investment properties in Gebze [member] | Income approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	16,690	12,558
Level 3 [member] | Fair Value [Member] | Investment properties in Ankara [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	15,160
Level 3 [member] | Fair Value [Member] | Investment properties in Istanbul [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	13,000
Level 3 [member] | Fair Value [Member] | Investment properties in adana [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,150
Level 3 [member] | Fair Value [Member] | Investment properties in Balikesir [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,112
Level 3 [member] | Fair Value [Member] | Other investment properties [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	3,970	8,946
Level 3 [member] | Fair Value [Member] | Other investment properties [member] | Market approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties	₺ 2,146	17,419
Level 3 [member] | Fair Value [Member] | Other investment properties [member] | Direct capitalization [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		2,410
Level 3 [member] | Fair Value [Member] | Investment properties in Istanbul Tepebasi [member] | Direct capitalization [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		321,835
Level 3 [member] | Fair Value [Member] | Investment properties in Istanbul Kucukcekmece [member] | Replacement cost approach [member]
Disclosure of fair value measurement of assets [line items]
Investment properties		₺ 12,890